Financial Instruments - Summary of Income from Financial Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income, expense, gains or losses of financial instruments [abstract]
Interest income on financial assets carried at amortized cost	$ 184	$ 180	$ 128
Interest income on financial assets fair valued through other comprehensive income	121	124	122
Gain / (loss) on investments carried at fair value through profit or loss	33	34	34
Gain / (loss) on investments carried at fair value through other comprehensive income	2
Gain / (loss) on investments carried at amortized cost	9
Income from financial assets	$ 349	$ 338	$ 284